CONVERTIBLE DEBT FACILITY - Disclosure of change in convertible facility (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 04, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense accrual		$ 360,205	$ 0	$ 0
Accretion		$ 194,230	$ 0	$ 0
Beedie Investment Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 0
Fair value at initial recognition on August 4, 2022					$ 10,000,000
Transaction costs amortization	(472,221)
Interest expense accrual	360,205
Accretion	194,230
Change in fair value of derivatives	(34,000)
Ending Balance	10,048,214
Beedie Investment Ltd [Member] | Convertible facility - liability component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	0
Fair value at initial recognition on August 4, 2022					8,381,000
Transaction costs amortization	(472,221)
Interest expense accrual	360,205
Accretion	194,230
Change in fair value of derivatives	0
Ending Balance	8,463,214
Beedie Investment Ltd [Member] | Convertible facility - derivative component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	0
Fair value at initial recognition on August 4, 2022					$ 1,619,000
Transaction costs amortization	0
Interest expense accrual	0
Accretion	0
Change in fair value of derivatives	(34,000)
Ending Balance	$ 1,585,000